Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories
14.	Inventories

Inventories as of December 31, 2018 and 2019 are as follows:

		2018
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,886,739	(2,609)	3,884,130
Work-in-progress		189,907	(1,028)	188,879
Finished goods		50,526	—	50,526
Supplies		1,858,751	(3,907)	1,854,844
Inventories-in-transit		1,196,113	—	1,196,113
Other inventories		13,761	—	13,761

	￦	7,195,797	(7,544)	7,188,253

		2019
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	3,790,443	(1,430)	3,789,013
Merchandises		340	—	340
Work-in-progress		165,073	—	165,073
Finished goods		58,280	—	58,280
Supplies		2,121,363	(4,369)	2,116,994
Inventories-in-transit		906,267	—	906,267
Other inventories		14,733	—	14,733

	￦	7,056,499	(5,799)	7,050,700

The reversals of the allowance for loss on inventory valuation due to increase in the net realizable value of inventories deducted from cost of sales for the years ended December 31, 2017, 2018 and 2019 were ￦437 million , ￦3,723 million and ￦4,872 million, respectively.

The amounts of loss from inventory valuation included in other gains or losses for the years ended December 31, 2017, 2018 and 2019 were ￦3,875 million, ￦1,953 million and ￦3,127 million, respectively.